CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Schedule of Capital Management	CAPITAL MANAGEMENT

($ millions)	2024	2023
Long-term debt (1)	2,454.5	3,566.3
Adjusted working capital deficiency (2)	90.9	196.3
Unrealized foreign exchange on translation of hedged US dollar long-term debt	(67.5)	(24.5)
Net debt	2,477.9	3,738.1
Shareholders’ equity	6,761.0	6,867.5
Total capitalization	9,238.9	10,605.6
(1)Includes current portion of long-term debt.
(2)Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable, prepaids and deposits, and deferred consideration receivable.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2024 and December 31, 2023:

($ millions)	2024	2023
Cash flow from operating activities	2,111.8	2,195.7
Changes in non-cash working capital	175.6	54.9
Transaction costs	19.8	48.5
Decommissioning expenditures	40.6	40.0
Adjusted funds flow from operations	2,347.8	2,339.1